Other Gains and Losses	12 Months Ended
Dec. 31, 2024
Other Gains and Losses [abstract]
Other gains and losses

25.    Other gains and losses

	Year ended December 31,
	2022	2023	2024
Gain (loss) on disposal of property, plant and equipment, net	$10	$3,732	$38
Gain (loss) on financial liabilities at fair value through profit or loss	(8,054,506)	5,480,914	(676,564)
Foreign exchange losses, net	(119,293)	(5,877)	(157,837)
Others	(1,013)	(19,966)	(17,326)
	$(8,174,802)	$5,458,803	$(851,689)